Equity and Partners' Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		May. 31, 2013	[3]
Schedule Of Investments [Line Items]
Units issued		498,009		10,913,853
Price per unit	$ 70.85 [1]					$ 61.51	[2]	$ 61.18
Beneficial conversion feature of Class C units				$ 0
General partner units owned		2,583,068		2,583,068
General partner's interest	2.00%
Western Gas Equity Partners, LP [Member]
Schedule Of Investments [Line Items]
General partner units owned		2,583,068
General partner's interest		1.80%
Other Subsidiaries Of Anadarko [Member]
Schedule Of Investments [Line Items]
Limited partner ownership interest		8.50%
Class C Units [Member]
Schedule Of Investments [Line Items]
Units issued		498,009		10,913,853
Price per unit	$ 68.72
Proceeds from the issuance of Class C units	$ 750,000	$ 0	[4]	$ 750,000	[4]	$ 0	[4]
Beneficial conversion feature of Class C units				$ 34,800
Limited partner units owned		11,411,862		10,913,853
Class C Units [Member] | Other Subsidiaries Of Anadarko [Member]
Schedule Of Investments [Line Items]
Units issued	10,913,853
Limited partner units owned		11,411,862
Class C Units [Member] | Maximum [Member]
Schedule Of Investments [Line Items]
Redeemable option on units	$ 150,000
Common Units [Member]
Schedule Of Investments [Line Items]
Limited partner units owned		128,576,965		127,695,130
Common Units [Member] | Western Gas Equity Partners, LP [Member]
Schedule Of Investments [Line Items]
Limited partner units owned		49,296,205
Limited partner ownership interest		34.60%
Common Units [Member] | Other Subsidiaries Of Anadarko [Member]
Schedule Of Investments [Line Items]
Limited partner units owned		757,619
Common Units [Member] | Public [Member]
Schedule Of Investments [Line Items]
Limited partner units owned		78,523,141
Limited partner ownership interest		55.10%
Incentive Distribution Rights [Member] | Western Gas Equity Partners, LP [Member]
Schedule Of Investments [Line Items]
General partner's interest		100.00%

[1]	Includes the issuance of 1,120,153 common units pursuant to the partial exercise of the underwriters’ over-allotment option, the net proceeds from which were $77.0 million. Beginning with this partial exercise, the Partnership’s general partner elected not to make a corresponding capital contribution to maintain its 2.0% interest in the Partnership.
[2]	Includes the issuance of 300,000 common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option. Net proceeds from this partial exercise (including the general partner’s proportionate capital contribution) were $18.1 million.
[3]	Includes the issuance of 915,000 common units pursuant to the full exercise of the underwriters’ over-allotment option.
[4]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.